Selected Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2019		Sep. 30, 2019		Jun. 30, 2019		Mar. 31, 2019		Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Quarterly Financial Data [Line Items]
Revenues	$ 1,072,315	[1]	$ 1,394,915	[1]	$ 1,371,854	[1]	$ 931,278	[1]	$ 991,326	[1]	$ 1,296,007	[1]	$ 1,332,743	[1]	$ 926,577	[1]	$ 4,770,362	[1]	$ 4,546,653	[1],[2]	$ 4,341,955
Gross profit	260,521		334,691		327,984		233,760		249,644		319,009		320,766		230,833		1,156,956		1,120,252		1,065,659
Net income attributable to Watsco, Inc.	$ 37,278		$ 83,480		$ 90,155		$ 35,037		$ 39,593		$ 79,163		$ 89,957		$ 34,219		$ 245,950		$ 242,932		$ 208,221
Earnings per share for Common and Class B common stock:
Basic	$ 0.92	[3]	$ 2.20	[3]	$ 2.40	[3]	$ 0.88	[3]	$ 1.02	[3]	$ 2.12	[3]	$ 2.41	[3]	$ 0.89	[3]	$ 6.51	[3]	$ 6.50	[3]	$ 5.81
Diluted	$ 0.92	[3]	$ 2.20	[3]	$ 2.40	[3]	$ 0.88	[3]	$ 1.02	[3]	$ 2.11	[3]	$ 2.40	[3]	$ 0.89	[3]	$ 6.50	[3]	$ 6.49	[3]	$ 5.81

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly evenly distributed throughout the year except for dependence on housing completions and related weather and economic conditions.
[2]	Effective January 1, 2018, we adopted the provisions of accounting guidance related to revenue recognition. Amounts prior to January 1, 2018 have not been adjusted and remain as originally reported for such periods. See Note 3.
[3]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.